COMPREHENSIVE INCOME (Notes)	12 Months Ended
Dec. 31, 2014
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Comprehensive Income
COMPREHENSIVE INCOME

AOCI includes foreign currency translation adjustments related to the Company’s foreign subsidiaries, net of the related changes in certain financial instruments hedging these foreign currency investments. In addition, changes in the Company’s fair value of certain derivative financial instruments, net unrealized holding gain on available-for-sale securities and pension liability adjustments and prior service costs, net are recorded in AOCI. These changes are recorded in AOCI net of any related tax adjustments. For the years ended December 31, 2014, 2013 and 2012, these tax adjustments were $195.4 million, $205.1 million and $185.6 million, respectively, primarily related to foreign currency translation adjustments.

The cumulative foreign currency translation adjustments included translation losses of $117.1 million and translation gains of $249.9 million at December 31, 2014 and 2013, respectively, and were offset by losses of $95.4 million and $108.9 million, respectively, on loans designated as hedges of net investments.

Changes in AOCI, net of tax, by component for the years ended December 31, 2014, 2013 and 2012:

(in thousands)	Foreign Currency Translation Adjustments	Gain and (Loss) on Derivative Financial Instruments Designated as Cash Flow Hedges	Gain and (Loss) on Derivative Financial Instruments	Net Unrealized Holding Gain (Loss) on Available-for-Sale Securities	Pension Liability Adjustments	Total

Balance At December 31, 2013	$140,992	$(21,753)	$(151,114)	$12,729	$(49,916)	$(69,062)
Other comprehensive (loss) income before reclassifications	(347,952)	3,988	38,386	(4,248)	(65,485)	(375,311)
Amounts reclassified from accumulated other comprehensive income (loss)	—	6,940	—	—	1,827	8,767
Net (decrease) increase in other comprehensive income	(347,952)	10,928	38,386	(4,248)	(63,658)	(366,544)
Foreign currency translation related to acquisition of noncontrolling interest	(5,530)	—	—	—	—	(5,530)
Balance at December 31, 2014	$(212,490)	$(10,825)	$(112,728)	$8,481	$(113,574)	$(441,136)

(in thousands)	Foreign Currency Translation Adjustments	Gain and (Loss) on Derivative Financial Instruments Designated as Cash Flow Hedges	Gain and (Loss) on Derivative Financial Instruments	Net Unrealized Holding Gain (Loss) on Available-for-Sale Securities	Pension Liability Adjustments	Total

Balance At December 31, 2012	$54,302	$(17,481)	$(125,661)	$17,822	$(73,182)	$(144,200)
Other comprehensive income (loss) before reclassifications	86,690	(6,234)	(25,453)	(5,093)	19,478	69,388
Amounts reclassified from accumulated other comprehensive income (loss)	—	1,962	—	—	3,788	5,750
Net increase (decrease) in other comprehensive income	86,690	(4,272)	(25,453)	(5,093)	23,266	75,138
Balance at December 31, 2013	$140,992	$(21,753)	$(151,114)	$12,729	$(49,916)	$(69,062)

Reclassification out of accumulated other comprehensive income (loss) for the years ended December 31, 2014, 2013 and 2012:

(in thousands)
Details about AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Statements of Operations
	Year Ended December, 31
	2014	2013	2012

Gains and (loss) on derivative financial instruments:
Interest rate swaps	$(3,704)	$(3,681)	$(3,611)	Interest expense
Foreign exchange forward contracts	(6,362)	1,184	8,029	Cost of products sold
Foreign exchange forward contracts	(95)	(147)	779	SG&A expenses
Commodity contracts	(526)	(288)	136	Cost of products sold
	(10,687)	(2,932)	5,333	Net (loss) gain before tax
	3,747	970	(484)	Tax benefit (expense)
	$(6,940)	$(1,962)	$4,849	Net of tax

Amortization of defined benefit pension and other postemployment benefit items:
Amortization of prior service benefits	$124	$141	$138	(a)
Amortization of net actuarial losses	(2,774)	(5,532)	(1,956)	(a)
	(2,650)	(5,391)	(1,818)	Net loss before tax
	823	1,603	540	Tax benefit
	$(1,827)	$(3,788)	$(1,278)	Net of tax

Total reclassifications for the period	$(8,767)	$(5,750)	$3,571

(a) These accumulated other comprehensive income components are included in the computation of net periodic benefit cost for the years ended December 31, 2014, 2013, and 2012, respectively (see Note 15, Benefit Plans, for additional details).